TRANSACTIONS WITH RELATED PARTIES (Details 3) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income (expense) recorded
Fee and commission income and expenses		$ 290,885	$ 279,063	$ 254,424
Other operating income and expenses		23,129	62,016	6,427
Companies Of The Group [Member]
Income (expense) recorded
Interest income and inflation-indexation adjustments		(53,256)	(43,892)	(39,279)
Fee and commission income and expenses		91,178	72,273	56,952
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	[1]	(566,677)	363,108	(343,963)
Other operating income and expenses		42	21,670	931
Key personnel compensation and expenses
Administrative and other expenses		(43,035)	(48,246)	(35,554)
Total		(571,748)	364,913	(360,913)
Associated Companies [Member]
Income (expense) recorded
Interest income and inflation-indexation adjustments		(156)		40
Fee and commission income and expenses		7,826	15,404	22,322
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	[1]	65,727	(48,453)	(48,373)
Other operating income and expenses		1,388	(1,454)	(2,239)
Key personnel compensation and expenses
Administrative and other expenses		(50,764)	(47,220)	(43,115)
Total		24,021	(81,723)	(71,365)
Key Personnel [Member]
Income (expense) recorded
Interest income and inflation-indexation adjustments		1,252	1,051	1,164
Fee and commission income and expenses		305	224	204
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	[1]	27	(3)	(88)
Other operating income and expenses
Key personnel compensation and expenses		(11,761)	(43,037)	(37,328)
Administrative and other expenses
Total		(10,177)	(41,765)	(36,048)
Other [Member]
Income (expense) recorded
Interest income and inflation-indexation adjustments		508		115
Fee and commission income and expenses		22	1	20
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	[1]	(12)	19	2
Other operating income and expenses
Key personnel compensation and expenses
Administrative and other expenses
Total		$ 518	$ 20	$ 137

[1]	Primarily relates to derivative contracts used to financially cover exchange risk of assets and liabilities that cover positions of the Bank and its subsidiaries.